INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 9 – INCOME TAXES

A.	United States resident companies are taxed on their worldwide income at a statutory rate of 21%. No further taxes are payable on this profit unless that profit is distributed. If certain conditions are met, income derived from foreign subsidiaries is tax exempt from foreign withholding under applicable tax treaties to avoid double taxation.

Income of the Israeli Subsidiaries is taxable from 2021 and onwards, at corporate tax rate of 23%.

The Company and its Israeli Subsidiaries have not received final tax assessments since the Israeli Subsidiary’s inception. tax years are open for assessment Company’s tax years, from 2018 onwards, are open for assessment and for the Israeli Subsidiaries all tax years from commencement are open for assessment.

As of December 31, 2022 and 2021, the Company and the Israeli Subsidiaries have operating loss carryforwards of approximately $12,096 thousands and $11,157 thousands, respectively, which can be offset against future taxable income, if any. As of December 31, 2022 and 2021, approximately $351 thousand will expire between the years 2036 and 2037, and the remainder has no expiration date.

B.	Composition of loss for the year:

	Year ended December 31
	2022	2021
	U.S. Dollars in thousands

U.S.	2,211	4,172
Israel	434	344
	2,645	4,516

C.	The following is a reconciliation between the theoretical tax on pre-tax loss, at the federal income tax rate applicable to the Company and the income tax expense reported in the financial statements:

	Year ended December 31
	2022	2021
	U.S. Dollars in thousands
Pretax loss	2,645	4,516
U.S. federal income tax rate	21%	21%
Income tax benefit computed at the applicable tax rate	(555)	(948)
Non-deductible expenses	1	2
Effect of differences in corporate income tax rates	(6)	(6)
Change in valuation allowance	474	730
	-	-

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

D.	Deferred taxes are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31
	2022	2021
Composition of deferred tax assets:	U.S. Dollars in thousands
Operating loss carry forwards	2,553	2,349
Share based compensation	290	129
Convertible component in convertible notes	33	-
Accrued compensation	253	174
Total deferred tax assets	3,129	2,652
Composition of deferred tax liabilities:
Convertible notes	(45)	(42)
Total deferred tax liabilities	(45)	(42)
Valuation allowance	(3,084)	(2,610)
	-	-

E.	Roll forward of valuation allowance

US dollars in thousands
Balance at January 1, 2021	1,880
Additional paid in capital	(222)
Income tax expense	952
Balance at December 31, 2021	2,610
Additional paid in capital	(86)
Income tax expense	560
Balance at December 31, 2022	3,084